OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payroll and other employee related accruals	$ 6,319	$ 6,474
Vacation accrual	3,404	3,680
Royalties provision	1,770	1,620
Government authorities	1,525	1,105
Accrued expenses	6,525	7,245
Provision for return	2,272	0
Others	726	662
Other Payables And Accrued Expenses	$ 22,541	$ 20,786